DESCRIPTION OF PLAN - Plan Benefits, Notes Receivable from Participants and Participant Accounts and Allocation (Details) - ECOLAB SAVINGS PLAN AND ESOP	12 Months Ended
Dec. 31, 2025 USD ($) age item
DESCRIPTION OF PLAN
Threshold age for withdrawal (in age) | age	59.5
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
General purpose loan, maximum repayment term	5 years
Primary residence loan, maximum repayment term	15 years
Minimum number of notes that can be outstanding at any time | item	2
Minimum
DESCRIPTION OF PLAN
Interest rates of notes receivable from participants	3.25%
Minimum transfer amount	$ 250
Maximum
DESCRIPTION OF PLAN
Interest rates of notes receivable from participants	10.00%